Discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
General and administrative	$ 9,032,724	$ 14,450,094	$ 15,926,103
Total operating expenses	23,789,498	27,429,611	33,743,660
Net income (loss) from discontinued operations	$ 0	3,096,834	(1,347,473)
Discontinued Operations [Member]
Statement [Line Items]
General and administrative		1,185,600	1,412,392
Total operating expenses		1,185,600	1,412,392
Loss from discontinued operations		(1,185,600)	(1,412,392)
Other income		(32,852)	(64,919)
Gain on sale of property and plant		(4,249,582)	0
Net income (loss) from discontinued operations		$ 3,096,834	$ (1,347,473)